Trading Account Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2011
Investments, Debt and Equity Securities [Abstract]
Trading Securities (and Certain Trading Assets) [Table Text Block]
The table below presents the components of trading account assets and liabilities at December 31, 2011 and 2010.

	December 31
(Dollars in millions)	2011	2010
Trading account assets
U.S. government and agency securities (1)	$52,613	$60,811
Corporate securities, trading loans and other	36,571	49,352
Equity securities	23,674	32,129
Non-U.S. sovereign debt	42,946	33,523
Mortgage trading loans and asset-backed securities	13,515	18,856
Total trading account assets	$169,319	$194,671
Trading account liabilities
U.S. government and agency securities	$20,710	$29,340
Equity securities	14,594	15,482
Non-U.S. sovereign debt	17,440	15,813
Corporate securities and other	7,764	11,350
Total trading account liabilities	$60,508	$71,985

(1)	Includes $27.3 billion and $29.7 billion of government-sponsored enterprise obligations at December 31, 2011 and 2010.